Dividends	12 Months Ended
Sep. 30, 2019
Dividends
Dividends

Note 30. Dividends

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 80 cents per share (2018: 94 cents, 2017: 94 cents) all fully franked at 30%	2,791	3,227	3,186	2,792	3,229
Total dividends not recognised at year end	2,791	3,227	3,186	2,792	3,229

Shareholders can choose to receive their dividends as cash or reinvest for an equivalent number of shares under the Dividend Reinvestment Plan (DRP). The Board has decided to issue new shares to satisfy the DRP for the 2019 final dividend. The DRP will not include a discount.

Details of dividends recognised during the year are provided in the statement of changes in equity.

Australian franking credits

Australian franking credits available to the Parent Entity for subsequent years are $1,558 million (2018: $1,357 million; 2017: $1,063 million). This is calculated as the year end franking credit balance, adjusted for the Australian current tax liability and the proposed 2019 final dividend.

New Zealand imputation credits

New Zealand imputation credits of NZ$0.07 (2018: NZ$0.07, 2017: NZ$0.07) per share will be attached to the proposed 2019 final dividend. New Zealand imputation credits available to the Parent Entity for subsequent years are NZ$860 million (2018: NZ$530 million, 2017: NZ$375 million). This is calculated on the same basis as the Australian franking credits but using the New Zealand current tax liability.